Variable Interest Entities - Bluegreen	12 Months Ended
Dec. 31, 2011
Variable Interest Entities - Bluegreen [Abstract]
Variable Interest Entities - Bluegreen
10.	Variable Interest Entities - Bluegreen

Bluegreen sells VOI notes receivable originated by Bluegreen Resorts through special purpose finance entities. These transactions are generally structured as non-recourse to Bluegreen, with the exception of one securitization transaction entered into in 2010 which was guaranteed by Bluegreen. These transactions are generally designed to provide liquidity for Bluegreen and transfer the economic risks and certain of the benefits of the notes receivable to third-parties. In a securitization, various classes of debt securities are issued by the special purpose finance entities that are generally collateralized by a single tranche of transferred assets, which consist of VOI notes receivable. Bluegreen services the notes receivable for a fee which it believes approximates market.

With each securitization, Bluegreen generally retains a portion of the securities. Under these arrangements, the cash payment received from the obligors on the receivables sold are generally applied monthly to pay fees to service providers, make interest and principal payments to investors, and fund required reserves, if any, with the remaining balance of such cash retained by Bluegreen; however, to the extent that portfolio of receivables fails to satisfy specified performance criteria (as may occur due to an increase in default rate or loan loss severity) or other trigger events occur, the funds received from obligors are distributed on an accelerated basis to investors. Depending on the circumstances and the transaction, the application of the accelerated payment formula may be permanent or temporary until the trigger event is cured. As of December 31, 2011, Bluegreen was in compliance with all applicable terms and no trigger events had occurred.

In accordance with applicable guidance for the consolidation of variable interest entities, Bluegreen analyzes its variable interests, which many consist of loans, guarantees, and equity investments, to determine if an entity in which it has a variable interest is a variable interest entity. Bluegreen’s analysis includes both quantitative and qualitative reviews. Bluegreen bases its quantitative analysis on the forecasted cash flows of the entity, and it bases its qualitative analysis on the design of the entity, its organizational structure including decision-making ability, and relevant financial agreements. Bluegreen also uses qualitative analysis to determine if it must consolidate a variable interest entity as the primary beneficiary. In accordance with applicable accounting guidance currently in effect, Bluegreen has determined these to be VIEs and consolidate the entities into its financial statements as it is the primary beneficiary of the entities.

Under the terms of certain of Bluegreen’s timeshare note sales, Bluegreen has the right to repurchase or substitute for new notes, a limited amount of defaulted mortgage notes at the outstanding principal balance plus accrued interest or, in some facilities, at 24% of the original sale price associated with the VOI which collateralizes the defaulted mortgage note. Repurchases and substitutions by Bluegreen of defaulted notes during 2011 and 2010 were $22.4 million and $37.6 million, respectively.

Below is the information related to the assets and liabilities of the VIEs included on the consolidated statements of financial condition (dollars in thousands):

	As of December 31,
	2011	2010
Restricted cash	$38,913	41,243
Securitized notes receivable, net	375,904	420,274
Receivable backed notes payable	385,140	459,030

The restricted cash and the securitized notes receivable balances disclosed above are restricted to satisfy obligations of the VIEs’.

Pursuant to GAAP in effect prior to 2010, seven of Bluegreen’s eight special purpose finance entities then in existence met the definition of a qualified special purpose entity, and were not consolidated in its financial statements. Upon the adoption of ASU 2009-16 and ASU 2009-17 on January 1, 2010, Bluegreen was required to evaluate these entities for consolidation. Since Bluegreen created these entities to serve as financing vehicles for holding assets and related liabilities, and the entities have no equity investment at risk, they are considered variable interest entities. Furthermore, since Bluegreen continues to service the notes and retain rights to receive benefits that are potentially significant to the entities, it concluded that it is the entities’ primary beneficiary and, therefore, Bluegreen now consolidates these entities into its financial statements. See Note 4 for a description of the impact of the initial consolidation of these entities.